Financial risk management: (Tables)	12 Months Ended
Dec. 31, 2025
Financial risk management:
Schedule of exchange rate risk

	December 31,
	2024		2025

	(Thousands of dollars)
Asset	Ps.	627,768	Ps.	413,507
Liability		(7,450)		(7,496)
Monetary active position	Ps.	620,318	Ps.	406,011

Schedule of liquidity position

	Cash and				Short- term	Long- term
	cash	Total	Short - term	Long - term	Leasing	Leasing
December 31, 2024	equivalents	Debt	Debt	Debt	liabilities	liabilities
Mexico	$15,868,354	$2,423,495	$685,490	$1,738,005	$22,496
Aerostar	850,723	10,507,887	443,814	10,064,073	—
Airplan	3,364,380	428,074	2,226	425,848	—
Total	$20,083,457	$13,359,456	$1,131,530	$12,227,926	$22,496	$—

	Cash and				Long- term	Long- term
	cash	Total	Short - term	Long - term	Leasing	Leasing
December 31, 2025	equivalents	Debt	Debt	Debt	liabilities	liabilities
Mexico	$8,452,666	$18,199,671	$72,513	$18,127,158	$7,120
Aerostar	323,859	8,869,864	405,494	8,464,370	—
Airplan	1,914,646	417,028	147,843	269,185	—
ASUR Airports	425,164				1,387,861	$6,720,103
Total	$11,116,335	$27,486,563	$625,850	$26,860,713	$1,394,981	$6,720,103

Schedule of liquidity risk

	Under		Between 3 months		Between 1		Between 2 and
At December 31, 2024	3 months		and one year		and 2 years		5 years
Bank loans and interest	Ps.	97,469	Ps.	891,336	Ps.	369,518	Ps.	2,418,340
Long term debt		425,793		432,923		871,003		2,605,601
Suppliers		325,701
Accounts payable and accrued expenses		1,305,959
Lease liabilities		22,496

At December 31, 2025
Bank loans and interest	Ps.	371,975	Ps.	1,121,984	Ps.	17,497,589	Ps.	2,037,150
Long term debt		373,370		380,934		767,626		2,281,367
Suppliers		624,413
Accounts payable and accrued expenses		1,502,904
Lease liabilities		351,412		1,054,236		865,612		2,596,836

Schedule of short term liquidity

	December 31,
	2024		2025
Current assets	Ps.	25,656,011	Ps.	17,877,787
Current liabilities		5,887,006		5,903,180
Short term position (liquidity)	Ps.	19,769,005	Ps.	11,974,607